SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Long-Term Municipal Bonds — 96.6%
	Alabama — 3.9%
	Alabama Special Care Facilities Financing Authority-Birmingham (Children’s Hospital of Alabama Obligated Group),
	4.00% due 6/1/2032	$ 905,000	$ 905,081
	5.00% due 6/1/2033	3,470,000	3,472,866
	Alabama State University (AG), 5.00% due 9/1/2035	600,000	647,543
[a]	Black Belt Energy Gas District (Guaranty: Canadian Imperial Bank), Series E, 5.00% due 5/1/2053 (put 6/1/2028)	1,750,000	1,813,719
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series F, 5.50% due 11/1/2053 (put 12/1/2028)	4,825,000	5,069,874
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	13,240,000	13,889,621
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada),
	Series B,
	5.00% due 12/1/2030	1,750,000	1,841,882
[a]	5.25% due 12/1/2053 (put 12/1/2030)	4,000,000	4,256,924
[a]	Series D1, 4.00% due 7/1/2052 (put 6/1/2027)	14,500,000	14,594,424
	Chatom (Powersouth Energy Cooperative Projects) (AG) IDB, 5.00% due 8/1/2025	425,000	425,666
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.80% due 8/1/2037 (put 8/1/2025)	4,500,000	4,500,684
[a]	City of Mobile Alabama (Alabama Power Co.) IDB, Series C, 3.78% due 6/1/2034 (put 6/16/2026)	2,000,000	2,007,344
	County of Jefferson, 5.00% due 9/15/2032 - 9/15/2035	7,375,000	7,575,062
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B-1, 5.75% due 4/1/2054 (put 11/1/2031)	7,000,000	7,651,504
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.25% due 10/1/2034	260,000	276,098
	Jacksonville Public Educational Building Authority (Jacksonville State University) (BAM), Series A, 5.00% due 8/1/2033 - 8/1/2035	3,150,000	3,377,114
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	1,925,000	2,029,064
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Goldman Sachs Groups, Inc.), Series B-1, 5.00% due 5/1/2053 (put 8/1/2028)	5,000,000	5,173,930
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	3,500,000	3,738,948
	UAB Medicine Finance Authority (UAB Medicine Obligated Group),
	Series B, 5.00% due 9/1/2035	1,000,000	1,049,566
	Series B2, 5.00% due 9/1/2030	560,000	575,352
	Arizona — 1.8%
[a]	Arizona (Banner Health Obligated Group) HFA, Series B, 2.17% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	630,000	629,224
[a]	Arizona (Ironwood Ranch Apartments LP) IDA, 5.00% due 2/1/2058 (put 9/1/2026)	3,200,000	3,265,418
[a]	Arizona (TWG Glendale LP) IDA, 5.00% due 3/1/2045 (put 9/1/2026)	1,215,000	1,234,286
	Arizona HFA,
	Series B,
[a]	2.17% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	130,000	128,878
[a]	2.17% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	3,240,000	3,234,359
[a]	Chandler (Intel Corp.) IDA, 3.80% due 12/1/2035 (put 6/15/2028)	7,500,000	7,574,535
[a]	Chandler (Intel Corp.) IDA AMT, 4.00% due 6/1/2049 (put 6/1/2029)	4,740,000	4,736,791
	County of Pima (TMC HealthCare Obligated Group) IDA, Series A, 4.00% due 4/1/2035	485,000	484,507
	Maricopa County (Banner Health Obligated Group) IDA,
	Series A, 5.00% due 1/1/2031 - 1/1/2035	3,190,000	3,258,347
[a]	Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	12,960,000	14,003,137
	California — 5.6%
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series E, 2.33% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	4,000,000	3,933,260
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2028 - 6/1/2030	2,950,000	3,167,904
	California (Providence St. Joseph Health Obligated Group) HFFA,
	Series A, 4.00% due 10/1/2034	1,575,000	1,573,085
[a]	Series B, 5.00% due 10/1/2039 (put 10/1/2027)	1,000,000	1,032,969
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	16,955,000	17,738,711
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	13,175,000	13,093,368
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	15,005,000	15,768,319
[a]	California Community Choice Financing Authority (Guaranty: New York Life Insurance Co.) (Green Bond), Series 2024H, 5.00% due 1/1/2056 (put 8/1/2033)	2,000,000	2,159,844
	California Municipal Finance Authority (Alexander Napa LP) (FNMA), Series A, 3.60% due 11/1/2034	2,000,000	1,920,900
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2025	300,000	301,238
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,905,000	3,038,377
[a]	California Municipal Finance Authority (Waste Management of California, Inc.; Guaranty: Waste Management Holdings) AMT, Series 2020-B, 3.95% due 10/1/2045 (put 9/1/2025)	3,000,000	2,982,219
	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT,
	Series A,
[a]	3.95% due 11/1/2046 (put 9/1/2025)	3,000,000	3,001,713
[a]	4.25% due 12/1/2044 (put 12/1/2025)	5,000,000	5,000,357
[a]	Series B, 3.85% due 11/1/2041 (put 6/1/2026)	1,000,000	1,000,026
	California Statewide Communities Development Authority (CHF-Irvine LLC), Series A, 5.00% due 5/15/2027	500,000	514,775

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.00% due 5/15/2034 - 5/15/2035	$ 6,000,000	$ 6,519,244
	City of Los Angeles Department of Airports AMT,
	Series A, 5.00% due 5/15/2035	2,850,000	2,960,245
	Series C, 5.00% due 5/15/2034	1,225,000	1,260,377
	Series D, 5.00% due 5/15/2035	2,000,000	2,053,942
	Lammersville Joint (BAM) USD, 5.00% due 9/1/2030	1,365,000	1,497,289
[a]	Los Angeles County Development Authority (2111 Firestone LP) (HUD), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,450,000	2,479,466
	Los Angeles Department of Water & Power, Series B, 5.00% due 7/1/2033	1,050,000	1,067,199
	Oakland (County of Alameda Educational Facilities) (AG) USD GO, Series A, 4.00% due 8/1/2035	1,500,000	1,501,560
	Riverside County Public Financing Authority (Redevelopment Project Area No. 1) (AG), Series A, 5.00% due 10/1/2033 - 10/1/2034	1,600,000	1,823,375
	San Diego County Regional Airport Authority AMT, Series B, 5.00% due 7/1/2028	1,000,000	1,032,662
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2034 - 5/1/2035	10,750,000	11,632,074
	Santa Clara County Financing Authority, Series Q, 4.00% due 5/15/2032	1,000,000	1,001,050
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2027	350,000	362,287
	Semitropic Water Storage Improvement District (Irrigation Water System) (AG), Series A, 5.00% due 12/1/2025	1,110,000	1,121,198
	State of California GO,
	4.00% due 8/1/2033 - 9/1/2034	3,500,000	3,513,657
	5.00% due 8/1/2035 - 11/1/2035	4,000,000	4,110,336
	Tustin (Community Facilities) (BAM) USD, Series A, 5.00% due 9/1/2033	1,500,000	1,504,766
	University of California, Series AV, 5.00% due 5/15/2035	1,000,000	1,030,317
	Colorado — 2.2%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	3,500,000	3,513,237
	Boulder Valley School District No. Re-2 Boulder (State Aid Withholding) GO, Series A, 5.00% due 12/1/2035	1,500,000	1,541,286
	Colorado (AdventHealth Obligated Group) HFA,
[a]	Series A, 5.00% due 11/15/2059 (put 11/15/2031)	2,750,000	3,039,713
[a]	Series B, 5.00% due 11/15/2049 (put 11/19/2026)	7,000,000	7,159,250
[a]	Colorado (Adventhealth Obligation Group) HFA, Series A-2, 5.00% due 11/15/2057 (put 11/15/2033)	3,260,000	3,582,199
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2029 - 11/1/2032	4,550,000	4,910,179
	Series A-2, 5.00% due 8/1/2031	850,000	898,245
[a]	Series B-2, 5.00% due 8/1/2049 (put 8/1/2026)	5,475,000	5,538,154
[a]	Colorado (Intermountain Healthcare Obligated Group) HFA, Series B, 5.00% due 5/15/2062 (put 8/17/2026)	1,590,000	1,622,538
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,014,924
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 1/15/2030 - 7/15/2032	2,690,000	2,875,750
	STC Metropolitan District No. 2 (AG) GO, Series A, 5.00% due 12/1/2033 - 12/1/2035	10,505,000	11,246,110
	Connecticut — 2.7%
	City of New Haven (AG) GO, Series B, 5.00% due 2/1/2028 - 2/1/2030	1,470,000	1,570,990
	City of New Haven (BAM) GO, 5.00% due 8/1/2032 - 8/1/2033	1,100,000	1,227,240
	Connecticut Housing Finance Authority (Green Bond),
[a]	Series D2, 3.85% due 11/15/2064 (put 5/15/2027)	8,500,000	8,502,805
	Series F-1,
	3.95% due 5/15/2034	2,460,000	2,450,694
	4.05% due 5/15/2035	2,710,000	2,697,656
	New Canaan Housing Authority (HANC Lakeview LLC) (FNMA), Series A, 4.00% due 12/1/2034	5,508,000	5,491,035
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	8,615,000	8,766,753
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2029	1,100,000	1,138,159
	Series B, 4.00% due 6/15/2034	970,000	970,928
	Series C, 5.00% due 6/15/2027	4,860,000	5,075,755
	Series D, 4.00% due 8/15/2029	2,325,000	2,349,673
	Series E, 5.00% due 9/15/2028	2,560,000	2,740,401
	Series F, 5.00% due 11/15/2031	2,500,000	2,514,800
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes), Series A, 5.00% due 8/1/2033	705,000	705,832
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes) (BAM), Series A, 5.00% due 9/1/2031	11,600,000	11,832,302
	Delaware — 0.3%
	Delaware State (Beebe Medical Center, Inc.) HFA, 5.00% due 6/1/2031 - 6/1/2034	3,400,000	3,482,555
	Delaware State Housing Authority (FHLMC, FNMA, GNMA),
	Series B,
	4.00% due 7/1/2031	650,000	657,417
	4.35% due 7/1/2034	550,000	556,468
	4.40% due 7/1/2035	1,040,000	1,048,201
	District of Columbia — 1.0%
[a]	District of Columbia Housing Finance Agency (Barry Farm Building 1A LLC), 5.00% due 12/1/2028 (put 12/1/2027)	3,750,000	3,904,856
[a]	District of Columbia Housing Finance Agency (BCP II LLC), Series B, 5.00% due 3/1/2029 (put 2/1/2028)	2,000,000	2,061,376

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
[a]	District of Columbia Housing Finance Agency (Benning Corridor Titleholder LLC), 4.00% due 9/1/2040 (put 9/1/2025)	$ 2,000,000	$ 2,000,704
[a]	District of Columbia Housing Finance Agency (Cascade Park Community Partners II LLC), 3.55% due 8/1/2042 (put 8/1/2025)	2,000,000	1,999,770
[a]	District of Columbia Housing Finance Agency (ECD Edgewood Commons 5 LP) (FHA, HUD), 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,012,570
[a]	District of Columbia Housing Finance Agency (Wesley Hawaii LLC), 3.65% due 7/1/2028 (put 7/1/2027)	3,705,000	3,726,748
	Metropolitan Washington Airports Authority Aviation Revenue AMT,
	5.00% due 10/1/2034	2,000,000	2,023,188
[b]	5.00% due 10/1/2034 - 10/1/2035	2,500,000	2,705,371
	Series A, 5.00% due 10/1/2035	2,000,000	2,109,704
	Florida — 4.1%
[a]	Broward County Housing Finance Authority (Pinnacle 441 Phase 2 LLC), 4.05% due 9/1/2056 (put 3/1/2026)	2,150,000	2,159,991
	Broward County School Board (Educational Facilities) COP, Series B, 5.00% due 7/1/2032	2,000,000	2,000,854
	Broward County School Board COP,
	Series A, 5.00% due 7/1/2029 - 7/1/2030	4,345,000	4,382,375
	Series B, 5.00% due 7/1/2029	1,005,000	1,005,429
	City of Orlando (Senior Tourist Development) (AG), Series A, 5.00% due 11/1/2025	1,675,000	1,686,532
[c]	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group), Series B-1, 4.625% due 1/1/2030	750,000	742,250
	County of Broward Airport System Revenue AMT, Series A, 5.00% due 10/1/2032	1,500,000	1,574,825
	County of Broward Port Facilities Revenue AMT, Series B, 5.00% due 9/1/2034 - 9/1/2035	3,925,000	4,023,288
	County of Lee Airport Revenue, 5.00% due 10/1/2033	3,305,000	3,317,691
	County of Miami-Dade Aviation Revenue AMT, Series A, 5.00% due 10/1/2034 - 10/1/2035	10,195,000	10,881,629
	County of Miami-Dade Transit System, 4.00% due 7/1/2035	2,950,000	2,963,517
[a]	County of Okeechobee (Waste Management, Inc.), Series A, 3.80% due 7/1/2039 (put 7/2/2029)	4,000,000	4,095,764
	Duval County Public Schools (AG) COP, Series A, 5.00% due 7/1/2025 - 7/1/2033	11,390,000	11,873,677
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2026 - 6/15/2027	555,000	564,963
[a]	Florida Housing Finance Corp. (Hermosa NFTM 41 II Ltd.), Series L, 3.50% due 7/1/2058 (put 7/1/2027)	1,000,000	1,002,015
[a]	Florida Housing Finance Corp. (Vineland Family Apartments Ltd.), Series E, 3.80% due 6/1/2042 (put 6/1/2027)	5,250,000	5,277,389
	JEA Electric System Revenue, Series III-B, 5.00% due 10/1/2031	2,110,000	2,191,431
	JEA Water & Sewer System Revenue, Series A, 4.00% due 10/1/2035	3,655,000	3,669,130
	Lee County (Shell Point Obligated Group) IDA, Series B-2, 4.375% due 11/15/2029	1,500,000	1,511,892
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2035	1,020,000	1,038,069
[a]	Miami-Dade County (Waste Management, Inc.) IDA AMT, 4.25% due 11/1/2041 (put 11/3/2025)	2,500,000	2,497,645
	Miami-Dade County Expressway Authority (Toll System), Series B, 5.00% due 7/1/2025	3,350,000	3,350,171
[a]	Miami-Dade County Housing Finance Authority (Quail Roost Transit Village I Ltd.) (HUD), 5.00% due 9/1/2026 (put 9/1/2025)	1,000,000	1,002,659
	Miami-Dade County Transit System, 4.00% due 7/1/2034	3,425,000	3,433,497
	Orange County School Board COP, Series C, 5.00% due 8/1/2033 (pre-refunded 8/1/2026)	2,000,000	2,049,214
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2028 - 11/1/2031	1,415,000	1,486,340
[a]	Polk County Housing Finance Authority (Episcopal Catholic Apartments Owner LLLP) (HUD), 4.15% due 12/1/2040 (put 6/1/2026)	2,000,000	2,014,842
	School Board of Miami-Dade County COP, Series C, 5.00% due 2/1/2033	5,220,000	5,260,669
	Town of Davie (Nova Southeastern University, Inc.), 5.00% due 4/1/2032	400,000	416,802
	Volusia County School Board (BAM) COP, Series A, 5.00% due 8/1/2032	950,000	958,539
	Georgia — 8.4%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	3,060,000	3,128,266
	City of Atlanta (Airport Passenger Facility) (Green Bond) AMT, Series D, 4.00% due 7/1/2035	3,500,000	3,460,012
[a]	Columbus County Housing Authority (HACG RAD II LP) (HUD), 3.30% due 11/1/2028 (put 11/1/2027)	525,000	526,243
	Development Authority of Burke County (Georgia Power Co.),
[a]	Series 1994, 3.80% due 10/1/2032 (put 5/21/2026)	2,100,000	2,111,775
	Series 1995, 2.20% due 10/1/2032	1,225,000	1,074,413
[a]	Development Authority of Burke County (Oglethorpe Power Corp.), Series A, 3.60% due 1/1/2040 (put 2/1/2030)	2,000,000	2,010,944
[a]	Development Authority of Monroe County (Georgia Power Co.), Series 1, 3.875% due 6/1/2042 (put 3/6/2026)	2,075,000	2,085,740
	Forsyth County School District GO, 5.00% due 2/1/2035	1,000,000	1,044,218
	Gwinnett County School District GO, 4.00% due 2/1/2033	3,000,000	3,003,162
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series A, 4.00% due 9/1/2052 (put 12/1/2029)	29,500,000	29,620,507
[a]	Series B, 5.00% due 12/1/2052 (put 6/1/2029)	775,000	805,187
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	5,160,000	5,184,237
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	47,530,000	49,931,121
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2028	2,350,000	2,425,583
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	12,645,000	12,736,588
	Series B,
[a]	5.00% due 7/1/2053 (put 3/1/2030)	26,675,000	28,089,095
[a]	5.00% due 12/1/2054 (put 3/1/2032)	5,000,000	5,309,590
[a]	Series C, 5.00% due 9/1/2053 (put 9/1/2030)	1,500,000	1,583,209
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	25,250,000	26,692,709

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
[a]	Savannah (International Paper Co.) EDA, Series A, 3.45% due 11/1/2033 (put 10/1/2031)	$ 830,000	$ 816,939
	State of Georgia GO, Series A, 4.00% due 2/1/2033	500,000	500,317
	Illinois — 8.7%
	Boone Mchenry & Dekalb Counties Community Unit School District 100 (AG) GO, Series A, 5.00% due 1/1/2032 - 1/1/2035	2,370,000	2,615,846
	Bureau Whiteside & Lee Counties Community Unit School District No. 340 (BAM) GO, 5.00% due 12/1/2030	325,000	351,645
	Chicago Midway International Airport AMT, Series A, 4.00% due 1/1/2033	3,500,000	3,463,824
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034	2,000,000	2,043,402
	Chicago O’Hare International Airport AMT, Series C, 5.00% due 1/1/2027	1,500,000	1,537,002
	Chicago Park District GO,
	Series A, 5.00% due 1/1/2032 - 1/1/2033	2,185,000	2,286,771
	Series D, 4.00% due 1/1/2034 - 1/1/2035	2,035,000	2,045,885
	City of Chicago (Chicago O’Hare International Airport Customer Facility Charge Revenue) (BAM), 5.00% due 1/1/2031	1,000,000	1,085,314
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	504,296
	City of Chicago (Wastewater Transmission System) (AG), Series B, 5.00% due 1/1/2034	1,375,000	1,401,041
	City of Chicago (Water System), 5.00% due 11/1/2027	1,250,000	1,277,451
	City of Chicago GO, 5.00% due 1/1/2035	2,145,000	2,245,304
[a]	City of Chicago Heights (Olympic Village LLC) (FHA, GNMA, HUD), 2.875% due 8/1/2027 (put 8/1/2025)	1,500,000	1,497,124
	City of Chicago Wastewater Transmission Revenue, Series B, 5.00% due 1/1/2033	2,710,000	2,763,520
	City of Chicago Waterworks Revenue,
	5.00% due 11/1/2028	1,250,000	1,278,069
	Series A-1, 5.00% due 11/1/2030	1,495,000	1,522,988
	City of Chicago Waterworks Revenue (AG), Series B, 5.00% due 11/1/2035	1,250,000	1,337,039
	City of Joliet (Rock Run Crossing Project) (BAM) GO, 5.00% due 12/15/2031 - 12/15/2032	2,030,000	2,237,317
	Illinois (FHLMC, FNMA, GNMA) HDA (Green Bond),
	Series K,
	4.60% due 4/1/2031	1,700,000	1,796,908
	4.65% due 10/1/2031	1,700,000	1,802,042
	4.70% due 4/1/2032	1,980,000	2,102,326
	4.75% due 10/1/2032	1,650,000	1,753,689
	4.80% due 4/1/2033	1,000,000	1,060,507
[a]	Illinois (South Shore HHDC LIHTC LLC) (HUD) HDA, 5.00% due 2/1/2027 (put 2/1/2026)	1,000,000	1,008,276
[a]	Illinois (Waste Management, Inc.; Guaranty: Waste Management Holdings) DFA AMT, Series A, 4.25% due 11/1/2044 (put 11/3/2025)	6,750,000	6,780,544
[a]	Illinois Finance Authority, Series 2020-REMK, 3.875% due 5/1/2040 (put 9/1/2028)	2,500,000	2,532,045
	Illinois Finance Authority (Ascension Health Credit Group),
	5.00% due 2/15/2033	1,295,000	1,326,382
	5.00% due 2/15/2033 (pre-refunded 2/15/2027)	205,000	212,508
	Series C, 5.00% due 2/15/2029	400,000	410,459
[a]	Illinois Finance Authority (Carle Foundation Obligated Group), Series B, 5.00% due 8/15/2053 (put 8/15/2031)	525,000	561,762
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series A, 5.00% due 7/15/2032	800,000	874,046
	Illinois Finance Authority (Peoples Gas Light & Coke Co.), 3.90% due 3/1/2030	5,000,000	5,003,335
	Illinois Finance Authority (Rush Obligated Group),
	Series A, 5.00% due 11/15/2029 - 11/15/2034	2,275,000	2,275,722
	Series B, 5.00% due 11/15/2033	805,000	805,181
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	712,803
	Illinois State Toll Highway Authority,
	Series A, 5.00% due 12/1/2031	3,000,000	3,023,097
	Series B, 5.00% due 1/1/2031 - 1/1/2033	1,950,000	1,965,007
	Series C, 5.00% due 1/1/2029	1,500,000	1,502,068
	Illinois State University (AG) COP, 5.00% due 4/1/2034	2,050,000	2,291,308
	Madison-Macoupin Etc Counties Community College District No. 536 (AG) GO, Series A, 5.00% due 11/1/2032	1,620,000	1,653,176
	Marshall Putnam & Bureau Counties Community Unit School District No. 5 Henry (BAM) GO, 5.00% due 12/1/2033 - 12/1/2035	685,000	758,607
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2027 - 12/15/2028	6,000,000	6,249,232
	Metropolitan Water Reclamation District of Greater Chicago GO, Series B, 5.00% due 12/1/2031	775,000	793,233
	Peoria Metropolitan Airport Authority GO, Series D, 5.00% due 12/1/2027	2,000,000	2,047,492
	Peoria Tazewell Etc Counties Community College District No. 514 GO, Series B, 6.25% due 12/1/2027 - 12/1/2028	5,000,000	5,474,287
	Rock Island County School District No. 41 Milan (AG) GO, Series A, 5.00% due 1/1/2033 - 1/1/2034	555,000	612,849
	Sales Tax Securitization Corp.,
	Series A, 5.00% due 1/1/2028 - 1/1/2029	6,445,000	6,709,083
	Series C, 5.25% due 1/1/2035	3,000,000	3,158,097
	Sangamon County School District No. 186 Springfield (AG) GO,
	4.00% due 2/1/2035	2,160,000	2,175,649
	Series B, 5.00% due 2/1/2030	1,570,000	1,685,891
	Southern Illinois University (BAM), Series A, 5.00% due 4/1/2028 - 4/1/2032	3,675,000	3,941,144
	State of Illinois GO,
	4.00% due 6/1/2032 - 6/1/2033	3,400,000	3,385,255

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	5.50% due 5/1/2030	$ 1,050,000	$ 1,128,961
	Series A, 5.00% due 3/1/2031 - 3/1/2032	8,170,000	8,894,603
	Series B,
	4.00% due 10/1/2033 - 11/1/2034	6,430,000	6,413,517
	5.00% due 3/1/2029 - 12/1/2032	2,500,000	2,689,575
	Series D, 5.00% due 11/1/2027 - 11/1/2028	35,470,000	36,868,489
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	20,771,485
	State of Illinois Sales Tax Revenue (BAM), Series A, 5.00% due 6/15/2031	1,200,000	1,260,476
	State of Illinois Sales Tax Revenue (BAM, NPFG), 6.00% due 6/15/2026	235,000	242,006
	Yorkville-Bristol Sanitation District (BAM) (Green Bond) GO, 5.00% due 12/15/2033 - 12/15/2035	1,110,000	1,227,986
	Indiana — 1.9%
	City of Indianapolis Department of Public Utilities Gas Utility Revenue, Series A, 5.00% due 8/15/2027	6,865,000	7,196,202
	City of Rockport (AEP Generating Co.; Guaranty: American Electric Power Co.), Series A, 3.125% due 7/1/2025	1,000,000	999,981
[a]	City of Rockport (Indiana Michigan Power Co.), Series A, 3.70% due 6/1/2047 (put 6/1/2029)	1,000,000	1,010,634
	Clark-Pleasant Community School Building Corp. (State Intercept), 5.00% due 7/15/2033	955,000	1,043,170
	Indiana Finance Authority (CWA Authority, Inc.) (Green Bond), Series A, 5.00% due 10/1/2035	1,430,000	1,456,591
	Indiana Finance Authority (Indiana Department of Transportation), Series C, 5.00% due 6/1/2027	1,120,000	1,150,966
	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group),
[a,b]	5.00% due 10/1/2057 (put 10/1/2035)	4,000,000	4,429,344
[a]	Series B-2, 5.00% due 10/1/2060 (put 7/1/2030)	13,395,000	14,501,172
	Mount Vernon of Hancock County Multi-School Building Corp. (State Intercept), 5.00% due 1/15/2031	500,000	545,706
	Noblesville Redevelopment Authority, 5.00% due 1/15/2028	300,000	316,495
	North Lawrence Community Schools Building Corp. (North Lawrence Community School Improvement Corp.) (State Intercept), 5.00% due 1/15/2034	240,000	266,657
	Warsaw Community Schools (State Intercept) GO, 5.00% due 7/15/2025 - 1/15/2026	3,790,000	3,812,634
[b]	West Lafayette Redevelopment Authority (City of West Lafayette Redevelopment Commission), 5.00% due 2/1/2035 - 2/1/2036	4,970,000	5,355,211
	Iowa — 2.6%
	Clinton Community School District/IA Infrastructure Sales Services & Use Tax (AG), 5.00% due 7/1/2032 - 7/1/2033	3,050,000	3,330,513
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), 4.00% due 5/15/2029	1,000,000	1,001,150
	Iowa Finance Authority (Pella Regional Health Center Obligated Group), 5.00% due 12/1/2033 - 12/1/2035	1,910,000	2,013,455
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	48,720,000	49,441,056
	Kansas — 0.4%
[a]	City of Burlington (Evergy Metro, Inc.), 4.30% due 3/1/2045 (put 6/1/2026)	7,740,000	7,814,087
[a]	Kansas (Terrace Pointe LP) DFA, Series K-2, 5.00% due 9/1/2028 (put 9/1/2027)	1,000,000	1,035,252
	Kentucky — 2.9%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	5,000,000	4,989,630
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	2,350,000	2,380,122
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	18,690,000	18,811,971
[a]	5.25% due 4/1/2054 (put 2/1/2032)	13,000,000	13,898,508
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group),
	Series A, 5.00% due 10/1/2027 - 10/1/2033	7,220,000	7,352,282
[a]	Series C, 5.00% due 10/1/2047 (put 10/1/2026)	8,500,000	8,682,351
[a]	Series D, 5.00% due 10/1/2047 (put 10/1/2029)	6,575,000	7,009,516
	Louisiana — 0.8%
	City of Shreveport (AG) GO, Series A, 5.00% due 3/1/2031 - 3/1/2032	2,000,000	2,166,487
	City of Shreveport (Water & Sewer System) (BAM), Series C, 5.00% due 12/1/2029	1,500,000	1,575,469
	Lake Charles Harbor & Terminal District AMT, Series B, 5.00% due 1/1/2032 - 1/1/2035	2,270,000	2,435,801
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A-R, 4.20% due 9/1/2033 (put 9/1/2028)	2,000,000	2,016,142
[c]	Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy), 5.00% due 6/15/2035	3,620,000	3,649,224
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series A, 5.00% due 5/15/2031	875,000	938,189
	State of Louisiana (Garvee), 5.00% due 9/1/2025	1,200,000	1,204,180
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 3.573% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	2,885,000	2,881,945
	Maryland — 0.7%
	County of Howard GO, Series A, 4.00% due 2/15/2033	1,500,000	1,516,644
	Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group), 5.00% due 7/1/2035	3,750,000	4,110,863
	Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) (State Intercept), 5.00% due 5/1/2033	3,245,000	3,280,656
	Maryland State Transportation Authority Passenger Facility Charge Revenue AMT, 4.00% due 6/1/2035	3,000,000	2,935,725
	State of Maryland Department of Transportation (Maryland Aviation Administration) (AG) AMT, Series A, 5.00% due 8/1/2034 - 8/1/2035	2,325,000	2,472,989
	Massachusetts — 0.7%
[a]	Massachusetts (Brandeis University) DFA, Series T, 5.00% due 10/1/2055 (put 10/1/2035)	2,800,000	3,120,337
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2027	1,900,000	1,929,762
[c]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series B-2, 5.00% due 12/1/2029	2,000,000	1,986,142

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Massachusetts (Jordan Hospital & Milton Hospital) DFA, Series H-1, 5.00% due 7/1/2032	$ 355,000	$ 355,197
[a,c]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 2.52% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	3,750,000	3,744,109
	Massachusetts Port Authority AMT, Series A, 5.00% due 7/1/2035	1,500,000	1,555,894
	Massachusetts School Building Authority, Series D, 4.75% due 8/15/2032	2,700,000	2,704,325
	Michigan — 1.0%
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2032	215,000	238,902
[a]	Michigan Finance Authority (Bronson Health Care Group Obligated Group), Series B, 5.00% due 11/15/2044 (put 11/16/2026)	1,730,000	1,754,696
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), Series A, 5.00% due 5/15/2032	1,000,000	1,000,916
	Michigan State (Green Bond) HDA,
	Series A,
	3.95% due 12/1/2033	1,585,000	1,583,665
	4.00% due 6/1/2034 - 12/1/2034	2,500,000	2,492,021
	4.10% due 6/1/2035	1,360,000	1,352,697
	4.125% due 12/1/2035	375,000	372,295
[a]	Michigan State Hospital Finance Authority (Corewell Health Obligated Group), Series B2, 5.00% due 8/15/2055 (put 6/1/2035)	5,000,000	5,410,555
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	2,000,000	1,972,222
	Michigan Strategic Fund (Waste Management of Michigan, Inc.; Guaranty: Waste Management, Inc.) AMT, 4.125% due 8/1/2027	4,300,000	4,290,794
	Wayne State University, Series A, 4.00% due 11/15/2034	1,875,000	1,879,119
	Mississippi — 0.2%
	Mississippi Business Finance Corp. (Waste Management, Inc.) AMT, 4.25% due 3/1/2027	2,500,000	2,512,455
	Mississippi Home Corp. (FHLMC, FNMA, GNMA), Series A, 3.80% due 6/1/2033	1,315,000	1,280,064
	Missouri — 0.8%
[a]	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group), Series C, 5.00% due 4/1/2059 (put 4/1/2035)	4,000,000	4,376,972
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.00% due 2/1/2026 - 2/1/2027	1,235,000	1,254,617
	Health & Educational Facilities Authority of the State of Missouri (SSM Health Care Obligated Group), Series A, 5.00% due 6/1/2031	680,000	740,513
	Missouri Housing Development Commission (FHLMC, FNMA, GNMA),
	Series C,
	3.95% due 11/1/2033	1,500,000	1,484,242
	4.00% due 5/1/2034	1,435,000	1,417,595
	4.05% due 11/1/2034	630,000	621,041
	4.10% due 5/1/2035	1,645,000	1,618,636
	4.15% due 11/1/2035	1,525,000	1,497,979
[a,b]	Missouri State Environmental Improvement & Energy Resources Authority (Evergy Metro, Inc.) AMT, 4.05% due 5/1/2038 (put 7/1/2030)	2,025,000	2,028,060
	Poplar Bluff R-I School District (AG) COP, 5.00% due 3/1/2031 - 3/1/2033	1,575,000	1,722,424
	Montana — 0.4%
	City of Forsyth (Avista Corp.), Series A, 3.875% due 10/1/2032	6,350,000	6,199,390
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,012,515
	Montana Facility Finance Authority (Intermountain Healthcare Obligated Group), Series A, 4.00% due 1/1/2036	1,595,000	1,581,682
	Nebraska — 1.1%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	11,500,000	12,077,093
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	7,825,000	8,129,776
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	3,000,000	3,025,623
	Nevada — 0.7%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2027 - 9/1/2032	1,090,000	1,107,960
	City of Las Vegas GO, Series C, 5.00% due 9/1/2031	1,000,000	1,010,954
	Clark County School District GO, Series A, 4.00% due 6/15/2034	2,500,000	2,508,047
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	1,002,092
	County of Clark GO, Series C, 4.00% due 7/1/2032	1,985,000	2,042,815
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	2,000,000	2,028,496
	Reno-Tahoe Airport Authority AMT, Series A, 5.00% due 7/1/2033	1,125,000	1,198,096
	Truckee Meadows Water Authority, 5.00% due 7/1/2033 (pre-refunded 7/1/2026)	5,070,000	5,185,378
	New Hampshire — 0.3%
	New Hampshire Business Finance Authority (United Illuminating Co.), Series A, 4.50% due 10/1/2033	7,000,000	6,977,579
	New Jersey — 3.8%
[a]	Camden County Improvement Authority (HUD), 5.00% due 3/1/2027 (put 3/1/2026)	3,200,000	3,237,741
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2029 - 11/1/2032	3,630,000	4,005,251
	New Jersey (School Facilities Construction) EDA, 5.00% due 6/15/2028	900,000	950,024
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033 (pre-refunded 6/15/2027)	1,500,000	1,566,013
	New Jersey Transportation Trust Fund Authority,
	Series 2014-BB-2, 5.00% due 6/15/2030	1,200,000	1,306,554
	Series A, 5.00% due 12/15/2032 - 6/15/2033	7,100,000	7,533,870

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Series BB1, 5.00% due 6/15/2033	$ 1,425,000	$ 1,499,965
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	29,985,000	30,502,151
	New Jersey Transportation Trust Fund Authority (Transportation System),
	Series A, 5.00% due 12/15/2025 - 12/15/2034	26,665,000	28,135,439
	Series BB1, 5.00% due 6/15/2031	2,500,000	2,641,187
	New Jersey Turnpike Authority, Series G, 4.00% due 1/1/2033	2,500,000	2,537,192
	New Mexico — 1.5%
	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2032	1,575,000	1,629,747
	Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan & Joint Water & Sewer System Improvements), Series A, 5.00% due 7/1/2026	2,000,000	2,002,986
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2026	550,000	562,703
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2026	870,000	890,489
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series A, 0.875% due 6/1/2040 (put 10/1/2026)	1,000,000	964,492
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,000,000	2,022,618
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	720,000	720,017
	City of Santa Fe (Public Facilities) GRT, 5.00% due 6/1/2029	950,000	951,359
	County of Sandoval GO, 5.00% due 8/1/2027	210,000	219,149
	Hobbs School District No. 16 (State Aid Withholding) ETM GO, 5.00% due 9/15/2030	245,000	264,814
	Hobbs School District No. 16 (State Aid Withholding) GO, 5.00% due 9/15/2028 - 9/15/2029	1,110,000	1,187,679
	New Mexico Finance Authority (Public Project Revolving Fund), Series A, 5.00% due 6/15/2031	1,000,000	1,001,224
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2026	1,500,000	1,533,344
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	Series A,
	4.00% due 8/1/2035	3,690,000	3,588,651
	5.00% due 8/1/2032	1,000,000	1,054,465
[a]	Series B, 5.00% due 8/1/2049 (put 8/1/2025)	4,900,000	4,906,551
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2031	690,000	718,327
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series A Class I, 3.95% due 3/1/2035 - 9/1/2035	715,000	697,460
[a]	New Mexico Mortgage Finance Authority (JLG NM ABQ 2023 LLLP) (HUD), 5.00% due 2/1/2042 (put 9/1/2025)	3,100,000	3,103,701
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements),
	Series A,
	4.50% due 6/1/2035	1,500,000	1,515,008
	5.00% due 4/1/2035	1,500,000	1,538,604
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 5.00% due 9/1/2029 - 9/1/2032	1,030,000	1,121,009
	New York — 5.9%
	City of New York GO,
	Series A-1, 5.00% due 9/1/2033	1,300,000	1,439,647
	Series B1, 5.00% due 10/1/2035	2,000,000	2,060,936
	Series C1, 5.00% due 8/1/2032	1,000,000	1,089,194
	Series G-1, 5.00% due 2/1/2035	1,250,000	1,407,891
	Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	1,350,000	1,388,677
	Long Island Power Authority, 5.00% due 9/1/2033	400,000	422,144
	Metropolitan Transportation Authority,
	Series B,
	4.00% due 11/15/2026	1,660,000	1,683,564
	5.00% due 11/15/2028	1,230,000	1,258,190
	Series C1,
	5.00% due 11/15/2027	1,070,000	1,076,673
	5.25% due 11/15/2028 - 11/15/2029	16,100,000	16,204,187
	Series D-1, 5.00% due 11/15/2028 - 11/15/2029	4,990,000	5,017,879
	Series F, 5.00% due 11/15/2025	1,055,000	1,062,660
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2027	3,450,000	3,531,951
	Series B, 5.00% due 11/15/2025 - 11/15/2027	6,650,000	6,770,963
	Series C1, 5.00% due 11/15/2025 - 11/15/2026	4,840,000	4,930,474
	Metropolitan Transportation Authority Dedicated Tax Fund (Green Bond), Series B-2, 4.00% due 11/15/2034	500,000	493,821
[a]	Monroe County Industrial Development Corp. (Andrews Terrace Community Partners LP) (HUD), Series B-2, 5.00% due 7/1/2028 (put 7/1/2027)	4,000,000	4,136,460
[a]	New York City Housing Development Corp. (Green Bond), Series D, 4.30% due 11/1/2063 (put 11/1/2028)	2,250,000	2,254,610
	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series AA-2, 5.00% due 6/15/2029	4,495,000	4,728,196
	New York City Transitional Finance Authority Building Aid Revenue (State Aid Withholding), Series S, 5.00% due 7/15/2034	1,000,000	1,058,253
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A1, 5.00% due 8/1/2031 - 8/1/2032	3,500,000	3,506,268
	Series B-1, 5.00% due 8/1/2034	1,000,000	1,035,422

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Series F-1, 5.00% due 5/1/2030	$ 3,705,000	$ 3,834,901
	Series F-3, 4.00% due 2/1/2034	4,000,000	4,011,544
	New York State Dormitory Authority,
	Series A,
	5.00% due 3/15/2028	370,000	379,429
	5.00% due 3/15/2028 (pre-refunded 9/15/2026)	810,000	832,138
	New York State Dormitory Authority (AG), Series A, 5.00% due 10/1/2032	400,000	424,116
	New York State Dormitory Authority (BAM), Series A, 5.00% due 10/1/2032	3,500,000	3,827,442
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2029	1,000,000	1,041,873
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A,
	4.00% due 2/15/2034 - 2/15/2035	4,755,000	4,771,089
	5.00% due 3/15/2030	750,000	796,473
	Series A1, 5.00% due 3/15/2031	4,545,000	5,060,921
	Series E, 5.00% due 3/15/2033	2,000,000	2,221,758
	New York State Dormitory Authority (State of New York Sales Tax Revenue),
	Series A, 5.00% due 3/15/2032 - 3/15/2033	3,465,000	3,550,651
	Series E, 5.00% due 3/15/2029 (pre-refunded 9/15/2028)	2,135,000	2,284,555
[a]	New York State Housing Finance Agency (325 Kent LLC) (FNMA), Series A, 3.95% due 11/1/2050 (put 1/1/2035)	4,365,000	4,324,405
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series C-2, 5.00% due 3/15/2032	4,715,000	4,898,989
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2025	355,000	355,005
	Port Authority of New York & New Jersey AMT,
	5.00% due 10/15/2035	2,000,000	2,027,236
	Series 207, 5.00% due 9/15/2032 - 9/15/2035	2,895,000	2,975,713
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT, Series 248, 4.05% due 10/1/2031	2,035,000	1,999,457
	Tompkins County Development Corp. (Ithaca College), 5.00% due 7/1/2034	250,000	258,669
	Triborough Bridge & Tunnel Authority,
	Series A, 5.00% due 11/15/2033	750,000	750,903
	Series B, 5.00% due 11/15/2031	4,170,000	4,315,262
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) (Green Bond), Series E, 5.00% due 11/15/2032	2,000,000	2,245,700
	Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), 4.00% due 8/1/2035	1,000,000	962,245
	Utility Debt Securitization Authority, 5.00% due 12/15/2034	2,870,000	2,891,353
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2034	200,000	205,007
	North Carolina — 0.8%
	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group),
	Series D,
[a]	3.625% due 1/15/2048 (put 6/15/2027)	1,350,000	1,353,502
[a]	5.00% due 1/15/2049 (put 12/1/2031)	7,000,000	7,657,657
	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), 4.20% due 5/1/2034	2,000,000	2,015,842
	County of Harnett, 5.00% due 4/1/2035	535,000	605,503
[a]	Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal LLC) AMT, 3.75% due 12/1/2027 (put 11/1/2025)	1,000,000	999,228
	North Carolina Housing Finance Agency (Green Bond), Series 51, 3.85% due 7/1/2032	1,495,000	1,484,831
	North Carolina Medical Care Commission (Penick Village Obligated Group),
	Series B-1, 4.75% due 9/1/2029	410,000	407,499
	Series B-2, 4.50% due 9/1/2029	625,000	615,367
	North Carolina Turnpike Authority, 5.00% due 1/1/2030	500,000	526,319
	Raleigh Durham Airport Authority AMT, Series A, 5.00% due 5/1/2034	2,150,000	2,240,855
	North Dakota — 0.3%
	North Dakota Housing Finance Agency (Green Bond),
	Series A,
	4.30% due 1/1/2034	1,500,000	1,517,569
	4.35% due 7/1/2034	1,800,000	1,819,926
	4.375% due 1/1/2035	2,110,000	2,129,579
	4.40% due 7/1/2035	1,240,000	1,249,356
	Ohio — 1.8%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2027 - 11/15/2032	2,585,000	2,719,786
	City of Cincinnati Water System Revenue, Series C, 4.00% due 12/1/2030	1,000,000	1,013,733
	City of Columbus GO, Series A, 4.00% due 4/1/2031	600,000	610,148
	City of Delaware GO, 4.50% due 7/1/2025	3,650,000	3,650,091
	Columbus Metropolitan Housing Authority, 4.00% due 12/1/2034	2,500,000	2,517,227
	Columbus Regional Airport Authority AMT, Series A, 5.00% due 1/1/2034 - 1/1/2035	3,450,000	3,676,576
[a]	Columbus-Franklin County Finance Authority (Dering Family Homes Owner LLC), 5.00% due 7/1/2045 (put 2/1/2027)	2,000,000	2,042,806

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.),
[a]	Series B-1, 5.00% due 10/1/2049 (put 8/3/2027)	$ 3,765,000	$ 3,896,349
[a]	Series B-2, 5.00% due 10/1/2051 (put 6/4/2030)	6,590,000	7,061,930
	County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2031 - 1/1/2032	610,000	644,594
	County of Hamilton Sales Tax Revenue, Series A, 4.00% due 12/1/2031	1,100,000	1,109,388
[a]	Ohio Air Quality Development Authority (Duke Energy Corp.), Series B, 4.00% due 9/1/2030 (put 6/1/2027)	4,515,000	4,558,330
	Ohio Higher Educational Facility Commission (Case Western Reserve University), 4.00% due 12/1/2033	1,255,000	1,259,006
[a]	Ohio Housing Finance Agency (At Main LLC), 3.70% due 11/1/2047 (put 5/1/2028)	1,000,000	1,004,712
	Ohio Water Development Authority, 4.00% due 12/1/2032	2,000,000	2,014,188
	State of Ohio (Cleveland Clinic Health System Obligated Group),
	Series A,
	4.00% due 1/1/2034	1,170,000	1,176,730
	5.00% due 1/1/2032	800,000	833,745
	Oklahoma — 2.4%
	Caddo County Educational Facilities Authority (Fort Cobb-Broxton Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2034	3,730,000	3,962,623
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series A, 5.00% due 9/1/2032 - 9/1/2033	11,000,000	12,186,000
	Canadian County Educational Facilities Authority (Yukon Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2029	10,850,000	11,506,917
	Chouteau Educational Facilities Authority (Mayes County ISD No. 32 Chouteau-Mazie), 4.00% due 9/1/2028	975,000	975,519
	Cleveland County Educational Facilities Authority (Moore Public Schools) ISD, 4.00% due 6/1/2030	4,000,000	4,156,972
	Cleveland County Educational Facilities Authority (Norman Public Schools) ISD, Series A, 5.00% due 6/1/2032	2,500,000	2,765,462
	Clinton Public Works Authority, 5.00% due 10/1/2029 - 10/1/2032	4,295,000	4,691,569
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028	4,400,000	4,663,652
	Love County Educational Facilities Authority (Love County ISD No. 4 Thackerville), 4.50% due 9/1/2034	335,000	340,187
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2026	475,000	483,254
	Oklahoma (Oklahoma State Regents for Higher Education) DFA, Series A, 5.00% due 6/1/2028	425,000	425,648
	Oklahoma County Finance Authority (Oklahoma County ISD No. 41 Western Heights), 5.00% due 9/1/2030 - 9/1/2035	4,750,000	4,899,845
	Texas County Development Authority (Texas County ISD No. 8 Guymon), 5.00% due 10/1/2032 - 10/1/2033	1,160,000	1,289,323
	Oregon — 0.6%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B2, 5.00% due 7/1/2046 (put 2/1/2032)	11,780,000	12,839,163
	Pennsylvania — 5.7%
	Allegheny County Airport Authority (AG) AMT, Series A, 5.00% due 1/1/2035	3,500,000	3,728,053
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2031	2,520,000	2,663,456
	Allegheny County Sanitary Authority (BAM), 5.00% due 12/1/2029	2,830,000	2,849,954
	Allentown City School District (BAM, State Aid Withholding) GO, Series B, 5.00% due 2/1/2031	3,750,000	4,017,026
	City of Philadelphia (Pennsylvania Gas Works), Series 14, 5.00% due 10/1/2031 - 10/1/2032	2,070,000	2,106,129
	City of Philadelphia (Pennsylvania Gas Works) (AG), Series A, 5.00% due 8/1/2030 - 8/1/2032	1,750,000	1,892,034
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2033 - 7/1/2035	6,000,000	6,119,760
	City of Philadelphia GO, Series B, 5.00% due 8/1/2033	1,060,000	1,061,708
	City of Scranton (BAM) GO, 5.00% due 9/1/2028	2,085,000	2,149,243
	Commonwealth Financing Authority (Tobacco Master Settlement Paym) (BAM), 5.00% due 6/1/2031	10,000,000	10,508,080
	Commonwealth of Pennsylvania GO, 5.00% due 7/15/2030	9,930,000	10,705,384
	Dauphin County General Authority (UPMC Obligated Group), Series A, 5.00% due 6/1/2034	1,375,000	1,388,628
	Geisinger Authority (Geisinger Health System Obligated group),
[a]	Series B, 5.00% due 4/1/2043 (put 2/15/2027)	3,615,000	3,685,174
[a]	Series C, 5.00% due 4/1/2043 (put 4/1/2030)	3,530,000	3,775,038
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	5,000,000	5,104,515
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2027 - 5/1/2029	3,825,000	3,924,481
[a]	Pennsylvania (Republic Services, Inc.) EDFA AMT, Series B-2, 4.20% due 4/1/2049 (put 7/15/2025)	4,000,000	3,994,456
	Pennsylvania (UPMC Obligated Group) EDFA,
[a]	Series 2025A, 5.00% due 3/15/2060 (put 3/15/2035)	12,550,000	13,501,340
	Series A,
	4.00% due 11/15/2035	600,000	579,657
	5.00% due 10/15/2033	1,150,000	1,228,836
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,000,000	961,072
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.25% due 8/1/2038 (put 8/1/2025)	16,500,000	16,501,304
[b]	Pennsylvania Housing Finance Agency (Green Bond), 4.55% due 4/1/2036	4,110,000	4,123,719
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2035	1,750,000	1,787,914
	Pittsburgh Water & Sewer Authority (AG), Series B, 5.00% due 9/1/2033	1,000,000	1,119,179
	School District of Philadelphia (State Aid Withholding) GO,
	Series A, 5.00% due 9/1/2027 - 9/1/2034	1,440,000	1,499,621
	Series F, 5.00% due 9/1/2032	1,000,000	1,016,316
	Sports & Exhibition Authority of Pittsburgh & Allegheny County (Allegheny County Hotel Room Excise Tax Revenue) (AG), Series A, 5.00% due 2/1/2033	4,000,000	4,382,436
	State Public School Building Authority (School District of Philadelphia) (AG, State Aid Withholding), Series A, 5.00% due 6/1/2030 - 6/1/2033	7,550,000	7,723,016

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Rhode Island — 0.2%
[a]	Rhode Island Housing & Mortgage Finance Corp. (FHA) (Green Bond), Series 1-A, 3.60% due 10/1/2054 (put 10/1/2027)	$ 3,000,000	$ 2,984,289
	Rhode Island Student Loan Authority AMT, Series B, 5.00% due 12/1/2032 - 12/1/2033	1,250,000	1,311,765
	South Carolina — 0.8%
	Lancaster County School District GO, 4.00% due 3/1/2034	2,500,000	2,520,518
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	10,090,000	10,697,125
	SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2029	2,000,000	2,002,166
[a]	South Carolina Jobs-EDA (Bon Secours Mercy Health, Inc.), Series B-2, 5.00% due 11/1/2049 (put 11/1/2032)	835,000	907,555
[a]	South Carolina Jobs-EDA (Guaranty: Federal Home Loan Mtg Corp.) (FHLMC), 4.00% due 3/1/2062 (put 3/1/2035)	1,175,000	1,132,857
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	500,000	500,941
	Tennessee — 3.5%
[a]	Jackson Health Educational & Housing Facility Board (Cottages of Bluecreek LLC) (HUD), 4.00% due 4/1/2045 (put 4/1/2029)	2,000,000	2,014,516
	Johnson City Health & Educational Facilities Board (Ballad Health Obligated Group) (AG), Series B, 5.00% due 7/1/2033	3,330,000	3,619,906
	Knox County Health Educational & Housing Facility Board (BAM), Series B-1, 5.00% due 7/1/2031 - 7/1/2034	3,570,000	3,864,160
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners LP) (HUD), 3.95% due 12/1/2027 (put 12/1/2025)	1,500,000	1,501,629
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2031	150,000	161,877
	Memphis-Shelby County Airport Authority AMT, Series A, 5.00% due 7/1/2034	1,695,000	1,776,829
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2031	1,260,000	1,291,984
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare) (AG), 5.00% due 6/1/2035	7,000,000	7,499,905
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	14,730,000	14,811,413
	Tennessee (FHLMC, FNMA, GNMA) (Green Bond) HDA,
	Series 1A,
	4.30% due 1/1/2034	1,335,000	1,356,125
	4.35% due 7/1/2034	685,000	695,208
	4.40% due 1/1/2035	460,000	466,722
	Tennessee (Green Bond) HDA,
	Series 2A,
	3.80% due 1/1/2032	395,000	392,822
	3.875% due 1/1/2033	495,000	491,770
	3.90% due 7/1/2033	495,000	490,838
	3.95% due 1/1/2034	995,000	985,509
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	30,310,000	31,853,294
[a]	Williamson County (ECG Wood Duck LP) (HUD) IDB, 5.00% due 5/1/2042 (put 5/1/2027)	2,000,000	2,046,848
	Texas — 11.5%
	Arlington Higher Education Finance Corp. (Harmony Public Schools) (PSF-GTD), Series 2021C, 4.00% due 2/15/2029	455,000	470,096
[a]	Austin Affordable PFC, Inc. (1000 Collinwood West Drive Owner LP) (FNMA), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	800,000	832,968
	Bexar County Hospital District (CTFS Obligation) GO, 5.00% due 2/15/2033	820,000	838,657
[a]	Bexar County Housing Finance Corp. (Culebra Road Apartments LP), 4.05% due 3/1/2028 (put 3/1/2026)	2,500,000	2,502,665
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2026 - 9/1/2034	1,230,000	1,304,430
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2035	1,000,000	1,051,182
	City of Austin Electric Utility Revenue, Series A, 5.00% due 11/15/2033	1,000,000	1,005,055
	City of Austin Water & Wastewater System Revenue, 5.00% due 11/15/2033	2,000,000	2,080,416
	City of Conroe GO, Series B, 5.00% due 11/15/2030	1,750,000	1,856,057
[a]	City of Dallas Housing Finance Corp. (Ash Creek Housing LLC) (FHA), 5.00% due 7/1/2026 (put 12/1/2025)	1,500,000	1,510,612
[a]	City of Dallas Housing Finance Corp. (Mondello Apartments LLC) (FHA), 5.00% due 8/1/2027 (put 8/1/2026)	1,785,000	1,818,478
	City of Galveston Wharves & Terminal Revenue AMT, Series A, 5.00% due 8/1/2032 - 8/1/2034	6,685,000	6,998,254
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	2,875,000	2,980,282
	City of Houston Combined Utility System Revenue, Series B, 4.00% due 11/15/2031	1,725,000	1,735,876
	City of Hutto (AG) GO, 5.00% due 8/1/2033	400,000	437,932
	City of Mansfield GO, Series A, 5.00% due 2/15/2033	1,000,000	1,101,518
	City of Port Arthur (CTFS Obligation) (BAM) GO, 5.00% due 2/15/2033	1,025,000	1,140,139
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2032	2,155,000	2,413,316
	City of San Antonio Electric & Gas Systems Revenue, 4.00% due 2/1/2032	4,100,000	4,130,828
[a]	Clear Creek (PSF-GTD) ISD GO, Series B, 3.60% due 2/15/2035 (put 8/15/2025)	1,500,000	1,501,365
	Clifton Higher Education Finance Corp. (IDEA Public Schools) (PSF-GTD), 4.00% due 8/15/2033	2,000,000	2,000,530
	Clifton Higher Education Finance Corp. (International Leadership of Texas, Inc.) (PSF-GTD), 5.00% due 2/15/2035	2,275,000	2,476,312
	Conroe (PSF-GTD) ISD GO, Series A, 4.00% due 2/15/2033	1,050,000	1,054,857
	County of Bexar GO, 4.00% due 6/15/2033 - 6/15/2035	4,750,000	4,790,175
	County of Harris (Harris County Toll Road Revenue), Series B, 5.00% due 8/15/2030 - 8/15/2033	3,370,000	3,376,149
	County of Hays GO, 4.00% due 2/15/2034	850,000	854,282
[a]	Dickinson (PSF-GTD) ISD GO, 3.50% due 8/1/2037 (put 8/1/2025)	1,045,000	1,045,450
[a]	Eagle Mountain & Saginaw (PSF-GTD) ISD GO, 4.00% due 8/1/2050 (put 8/1/2027)	1,700,000	1,742,485
	Fort Bend (PSF-GTD) ISD GO,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Series B,
[a]	3.80% due 8/1/2055 (put 8/1/2028)	$ 1,000,000	$ 1,029,473
[a]	4.00% due 8/1/2054 (put 8/1/2027)	10,000,000	10,249,850
	Franklin (PSF-GTD) ISD GO, 4.00% due 2/15/2032	2,000,000	2,001,082
	Frisco (PSF-GTD) ISD GO, 5.00% due 8/15/2033	1,465,000	1,558,880
	Glasscock County (PSF-GTD) ISD GO, 5.00% due 2/15/2034 - 2/15/2035	1,200,000	1,246,611
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group),
[a]	Series B, 5.00% due 6/1/2050 (put 12/1/2028)	2,250,000	2,357,093
[a]	Series C, 5.00% due 7/1/2054 (put 7/1/2029)	650,000	692,208
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Services Corp.), 4.00% due 11/15/2032	1,100,000	1,104,052
	Harris County-Houston Sports Authority (AG), Series B, 5.00% due 11/15/2034	1,000,000	1,107,765
[a]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	2,700,000	2,709,958
[a]	Houston Housing Finance Corp. (Summerdale Apartments LP), 5.00% due 8/1/2041 (put 8/1/2026)	3,650,000	3,695,092
	Hutto (PSF-GTD) ISD GO, Series C, 4.00% due 8/1/2032	1,245,000	1,297,045
[a]	Jacksboro (PSF-GTD) ISD GO, 4.00% due 2/15/2048 (put 8/15/2028)	2,500,000	2,589,747
[a]	Lakeside Place PFC (Brookside Gardens Apartments LLC) (FHA), 4.15% due 11/1/2026 (put 11/1/2025)	5,000,000	5,001,080
	Laredo College District Combined Fee Revenue (BAM), 4.00% due 8/1/2033	1,180,000	1,185,509
	Las Varas Public Facility Corp. (Sosa At Palo Alto LP), 3.75% due 11/1/2025	2,000,000	2,000,334
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	5.00% due 5/15/2035	700,000	747,263
	Series A,
	5.00% due 5/15/2031 - 5/15/2032	900,000	997,507
	5.25% due 5/15/2033	350,000	391,593
[b]	Memorial City Redevelopment Authority (Houston Reinvestment Zone No. 17) (AG), 5.00% due 9/1/2035	400,000	435,146
	New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group),
	Series 2025B-2, 4.625% due 10/1/2030	2,000,000	1,954,070
	Series 2025B-3, 4.25% due 10/1/2030	1,000,000	985,025
	Newark Higher Education Finance Corp. (Abilene Christian University), Series A, 4.00% due 4/1/2033	1,760,000	1,765,467
	North East (PSF-GTD) ISD GO,
[a]	3.75% due 8/1/2049 (put 8/1/2027)	5,250,000	5,362,822
	4.00% due 8/1/2034	1,500,000	1,508,838
	North Texas Tollway Authority (North Texas Tollway System), Series B, 4.00% due 1/1/2035	500,000	503,527
	Northside (PSF-GTD) ISD GO,
	4.00% due 6/15/2033	1,500,000	1,510,398
[a]	Series B, 3.45% due 8/1/2054 (put 8/1/2027)	2,500,000	2,538,630
	Prosper (PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,000,000	1,102,581
	San Antonio (PSF-GTD) ISD GO,
	4.00% due 8/15/2034	2,350,000	2,395,207
	5.00% due 8/15/2033	2,080,000	2,302,527
[a]	San Antonio Housing Trust Public Facility Corp. (Palladium San Antonio Ltd.), 3.45% due 7/1/2029 (put 7/1/2027)	2,000,000	2,000,972
[a]	San Antonio Housing Trust Public Facility Corp. (PV Country Club Village LP), 4.00% due 8/1/2026 (put 8/1/2025)	1,000,000	1,000,352
[a]	San Antonio Municipal Facilities Corp. (City of San Antonio), 5.00% due 8/1/2050 (put 8/1/2027)	3,800,000	3,977,422
	Southwest (PSF-GTD) ISD GO, 5.00% due 2/1/2032 - 2/1/2033	2,600,000	2,878,879
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	5,520,000	5,812,847
	Series B, 5.00% due 7/1/2032 - 7/1/2034	10,990,000	11,426,973
[a]	Tarrant County Housing Finance Corp. (4450 Marine Creek Parkway Owner LP), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	1,000,000	1,034,072
	Texas Department of Housing & Community Affairs (GNMA),
	Series B,
	4.30% due 1/1/2034	1,425,000	1,442,545
	4.35% due 7/1/2034 - 1/1/2035	1,485,000	1,500,891
	4.375% due 7/1/2035	720,000	724,800
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2025 - 12/15/2032	69,065,000	72,808,744
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.00% due 5/1/2032 - 5/1/2033	1,700,000	1,874,457
[a]	Texas State Affordable Housing Corp. (FC Juniper Creek Housing LP), 3.75% due 7/1/2044 (put 7/1/2026)	2,000,000	2,007,236
	Texas State Technical College (AG),
	Series A,
	5.00% due 8/1/2031 - 8/1/2032	4,250,000	4,717,512
	5.25% due 8/1/2033	2,300,000	2,575,167
	Texas Water Development Board (State Water Implementation Revenue Fund for Texas),
	4.00% due 10/15/2035	2,925,000	2,884,966
	Series A, 4.00% due 10/15/2034 - 10/15/2035	7,250,000	7,288,270
	Texas Woman’s University, Series A, 5.00% due 7/1/2031 - 7/1/2033	4,275,000	4,771,436
	Viridian Municipal Management District (BAM) GO, 4.00% due 12/1/2034 - 12/1/2035	1,340,000	1,328,497

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Utah — 0.2%
	City of Salt Lake City Airport Revenue AMT, Series A, 5.00% due 7/1/2033 - 7/1/2035	$ 1,950,000	$ 1,990,541
[a]	Utah Housing Corp., 3.70% due 8/1/2043 (put 8/1/2027)	1,950,000	1,957,416
	Utah Telecommunication Open Infrastructure Agency, 5.25% due 6/1/2033	500,000	561,237
	Virginia — 1.3%
[a]	Fairfax County Redevelopment & Housing Authority (Apah Tysons North Four LP), 5.00% due 1/1/2045 (put 1/1/2028)	2,000,000	2,068,960
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	8,350,000	8,467,902
[a]	Harrisonburg Redevelopment & Housing Authority, 4.00% due 12/1/2028 (put 12/1/2026)	1,615,000	1,630,412
	Virginia Commonwealth Transportation Board,
	4.00% due 5/15/2032	2,500,000	2,518,885
	5.00% due 9/15/2028	3,945,000	4,119,957
	Series A, 4.00% due 5/15/2035	2,000,000	2,011,144
[a]	Virginia HDA, Series F, 3.625% due 7/1/2055 (put 4/1/2026)	3,375,000	3,375,267
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029 - 1/1/2033	3,640,000	3,828,441
	Washington — 1.4%
	City of Seattle GO, 4.00% due 12/1/2032	1,000,000	1,000,418
	Clark County Public Utility District No. 1, 5.00% due 1/1/2028	500,000	524,244
	County of Spokane Airport Revenue AMT, Series B, 5.00% due 1/1/2032 - 1/1/2035	7,650,000	8,095,983
	King County School District No. 414 (School Bond Guaranteed) GO, 4.00% due 12/1/2033	2,000,000	2,014,052
	Port of Seattle AMT,
	Series B, 5.00% due 7/1/2035	4,000,000	4,228,172
	Series C, 5.00% due 5/1/2034	1,500,000	1,521,402
	State of Washington COP, Series B, 5.00% due 7/1/2032	650,000	686,440
	University of Washington, Series C, 4.00% due 12/1/2031	1,000,000	1,003,084
	Vancouver Housing Authority, 4.00% due 8/1/2034	5,000,000	4,852,565
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group), Series A1, 5.00% due 8/1/2031	780,000	818,564
	Washington Health Care Facilities Authority (Providence St. Joseph Health Obligated Group), Series B, 5.00% due 10/1/2030	2,500,000	2,628,527
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,000,000	1,016,287
[a]	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP), Series B, 5.00% due 2/1/2028 (put 2/1/2027)	1,000,000	1,027,859
[c]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.125% due 7/1/2033	735,000	774,469
	Washington State Housing Finance Commission (SRMAHMILL LLC) (FNMA), 4.15% due 7/1/2034	1,400,000	1,414,406
	Wisconsin — 1.7%
	City of Milwaukee (AG) GO,
	5.00% due 4/1/2032 - 4/1/2033	4,845,000	5,355,470
	Series N3, 5.00% due 4/1/2031 - 4/1/2032	6,550,000	7,195,294
	County of Waushara GO, Series A, 4.50% due 6/1/2027	1,260,000	1,261,147
	Peshtigo School District, 4.75% due 3/1/2027	5,240,000	5,245,292
	Public Finance Authority (Duke Energy Progress LLC),
[a]	Series A-1, 3.30% due 10/1/2046 (put 10/1/2026)	3,005,000	2,986,733
[a]	Series A-2, 3.70% due 10/1/2046 (put 10/1/2030)	1,435,000	1,425,239
	Public Finance Authority (Providence St. Joseph Health Obligated Group),
	Series C,
[a]	4.00% due 10/1/2041 (pre-refunded 10/1/2030)	1,600,000	1,691,878
[a]	4.00% due 10/1/2041 (put 10/1/2030)	2,450,000	2,499,181
[a]	Public Finance Authority (St. John’s College), 3.00% due 10/1/2045 (put 10/1/2026)	1,535,000	1,523,762
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2033	420,000	415,858
[a]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), Series B1, 5.00% due 8/15/2054 (put 7/1/2027)	375,000	381,815
[a]	Wisconsin Housing & EDA (East Washington Apartments LLC), Series I, 5.00% due 11/1/2058 (put 2/1/2027)	2,250,000	2,312,683
[a]	Wisconsin Housing & EDA (Flats at Bishops Woods LP), Series F, 5.00% due 12/1/2027 (put 12/1/2026)	1,000,000	1,024,256
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series B, 3.90% due 9/1/2033	1,815,000	1,783,677
[a]	Wisconsin Housing & EDA Housing Revenue (HUD), Series B, 3.75% due 5/1/2054 (put 11/1/2026)	2,250,000	2,250,529
	Total Long-Term Municipal Bonds — 96.6% (Cost $2,061,672,994)		2,101,719,511

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	SHORT-TERM INVESTMENTS — 3.3%
	Municipal Bonds — 3.3%
	New York — 3.3%
[a]	City of New York (SPA JP Morgan Chase Bank NA) GO, Series 1, 4.00% due 3/1/2040 (put 7/1/2025)	$33,055,000	$ 33,055,000
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA), Series AA-2, 4.00% due 6/15/2050 (put 7/1/2025)	5,300,000	5,300,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series C4, 4.00% due 11/1/2036 (put 7/1/2025)	33,800,000	33,800,000
	Total Municipal Bonds — 3.3% (Cost $72,155,000)		72,155,000
	Mutual Fund — 0.0%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.20%	28,636	28,636
	Total Mutual Fund — 0.0% (Cost $28,636)		28,636
	Total Short-Term Investments — 3.3% (Cost $72,183,636)		72,183,636
	Total Investments — 99.9% (Cost $2,133,856,630)		$2,173,903,147
	Other Assets Less Liabilities — 0.1%		2,493,441
	Net Assets — 100.0%		$2,176,396,588

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2025.
b	When-issued security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $10,896,194, representing 0.50% of the Fund’s net assets.
d	Rate represents the money market fund annualized seven-day yield at June 30, 2025.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHA	Insured by Federal Housing Administration
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
JEA	Jacksonville Electric Authority
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
NMFA	New Mexico Finance Authority
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
SOFR	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.